Share-Based Compensation	3 Months Ended
Jan. 31, 2024
Share-Based Compensation [Abstract]
Share-Based Compensation
NOTE 14: SHARE-BASED COMPENSATION
For the three months ended January 31, 2024,

the Bank recognized compensation expense

for stock option awards of $
10.1

million (three months ended
January 31, 2023 – $ 11.1

million). During the three months ended

January 31, 2024,
2.5

million (three months ended January 31, 2023

–
2.5

million) stock options
were granted by the Bank at a weighted-average

fair value of $
14.36

per option (January 31, 2023 – $
14.70

per option).
The following table summarizes the assumptions

used for estimating the fair value of options

for the three months ended January 31, 2024

and January 31, 2023.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the three months ended
January 31 January 31
2024 2023
Risk-free interest rate 3.41% 2.87%
Option contractual life 10 years 10 years
Expected volatility 18.92% 18.43%
Expected dividend yield 3.78% 3.69%
Exercise price/share price $ 81.78 $ 90.55
The risk-free interest rate is based on Government

of Canada benchmark bond yields as

at the grant date. Expected volatility is

calculated based on the historical
average daily volatility and expected dividend

yield is based on dividend payouts in the last

fiscal year. These assumptions are measured over a period
corresponding to the option contractual life.